Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.6%
ANDRITZ AG(a)	62,474	$2,344,691
Erste Group Bank AG(a)	235,972	5,187,983
OMV AG	122,866	4,061,830
Raiffeisen Bank International AG	121,123	2,228,453
Verbund AG	58,409	2,601,448
voestalpine AG	99,604	1,942,781

		18,367,186

Belgium — 2.8%
Ageas SA/NV	149,606	5,103,922
Anheuser-Busch InBev SA/NV	643,594	30,003,431
Colruyt SA	47,322	2,862,487
Elia Group SA/NV	24,948	2,930,495
Galapagos NV(a)	35,504	7,241,016
Groupe Bruxelles Lambert SA	68,843	5,568,714
KBC Group NV	210,705	11,032,154
Proximus SADP	127,975	2,675,523
Sofina SA	13,018	3,562,219
Solvay SA	62,072	4,728,254
Telenet Group Holding NV	38,086	1,561,572
UCB SA	107,430	10,754,974
Umicore SA	165,597	7,338,598

		95,363,359

Finland — 3.3%
Elisa OYJ	119,369	7,486,139
Fortum OYJ	373,727	7,158,613
Kone OYJ, Class B	287,091	19,250,149
Metso OYJ	89,311	2,897,895
Neste OYJ	359,884	14,539,506
Nokia OYJ	4,775,597	18,940,411
Nokian Renkaat OYJ	12,053	280,746
Orion OYJ, Class B	89,095	4,766,940
Sampo OYJ, Class A(a)	397,858	14,214,936
Stora Enso OYJ, Class R(a)	487,604	5,979,807
UPM-Kymmene OYJ	450,824	13,023,276
Wartsila OYJ Abp	375,842	2,936,507

		111,474,925

France — 33.6%
Accor SA(a)	160,038	4,512,761
Aeroports de Paris	25,400	2,645,957
Air Liquide SA	399,612	54,274,453
Airbus SE(a)	497,354	31,368,225
Alstom SA	161,249	6,787,181
Amundi SA(a)(b)	50,694	3,775,273
Arkema SA	58,627	5,110,147
Atos SE(a)	82,539	6,226,705
AXA SA	1,633,699	29,766,462
BioMerieux	35,194	5,054,011
BNP Paribas SA(a)	950,086	34,087,978
Bollore SA	748,425	2,136,221
Bouygues SA(a)	190,048	5,821,951
Bureau Veritas SA	246,300	5,010,942
Capgemini SE	135,493	13,880,904
Carrefour SA	514,194	7,810,161
Casino Guichard Perrachon SA(c)	36,633	1,380,566
Cie. de Saint-Gobain	437,067	14,132,999
Cie. Generale des Etablissements Michelin SCA	143,335	14,486,593
CNP Assurances(a)	146,921	1,545,207
Covivio	41,001	2,401,232

Security	Shares	Value

France (continued)
Credit Agricole SA(a)	971,484	$8,454,847
Danone SA	521,583	35,716,041
Dassault Aviation SA(a)	2,060	1,757,534
Dassault Systemes SE	111,042	18,805,542
Edenred	204,660	8,555,217
Eiffage SA(a)	70,360	6,417,723
Electricite de France SA	518,389	4,587,666
Engie SA(a)	1,542,736	18,250,316
EssilorLuxottica SA	240,218	30,929,138
Eurazeo SE(a)	33,744	1,644,038
Eurofins Scientific SE(c)	11,142	7,532,951
Eutelsat Communications SA	18,206	181,453
Faurecia SE	64,551	2,488,701
Gecina SA	38,173	4,912,821
Getlink SE(a)	373,931	5,398,927
Hermes International	26,751	22,251,882
ICADE	25,673	1,837,665
Iliad SA	12,698	2,237,339
Ingenico Group SA	51,125	7,063,114
Ipsen SA	31,064	2,442,970
JCDecaux SA(a)	73,146	1,488,146
Kering SA	63,998	33,429,953
Klepierre SA	162,198	3,074,372
La Francaise des Jeux SAEM(a)(b)	72,598	2,476,736
Legrand SA	225,477	15,374,606
L’Oreal SA	212,138	61,800,963
LVMH Moet Hennessy Louis Vuitton SE	234,616	97,865,624
Natixis SA(a)	809,662	1,794,950
Orange SA	1,685,127	20,328,413
Orpea	43,663	5,128,835
Pernod Ricard SA	179,352	27,950,246
Peugeot SA(a)	499,269	7,111,406
Publicis Groupe SA	184,467	5,236,494
Remy Cointreau SA	18,688	2,220,114
Renault SA(a)	164,349	3,693,747
Safran SA(a)	270,665	25,850,221
Sanofi	953,163	92,803,718
Sartorius Stedim Biotech(a)	23,456	6,361,052
Schneider Electric SE	466,997	46,356,958
SCOR SE(a)	134,712	3,323,603
SEB SA	18,894	2,593,465
SES SA	313,302	2,318,928
Societe Generale SA(a)	681,711	10,033,838
Sodexo SA(c)	73,949	4,979,847
STMicroelectronics NV	538,749	13,238,033
Suez SA	289,291	3,285,503
Teleperformance	49,597	11,756,556
Thales SA	90,198	6,900,814
TOTAL SA	2,087,813	78,089,954
Ubisoft Entertainment SA(a)	77,108	5,974,811
Unibail-Rodamco-Westfield(c)	117,865	6,253,808
Valeo SA	193,414	4,765,439
Veolia Environnement SA	455,189	9,967,092
Vinci SA	435,236	40,202,534
Vivendi SA	700,393	15,916,642
Wendel SE	22,246	2,043,964
Worldline SA(a)(b)	116,649	8,709,119

		1,134,382,318

Germany — 26.8%
adidas AG(a)	160,819	42,431,982

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Allianz SE, Registered	352,368	$63,818,337
Aroundtown SA	973,212	5,349,972
BASF SE	775,800	41,978,726
Bayer AG, Registered	829,812	56,047,049
Bayerische Motoren Werke AG	279,664	16,363,025
Beiersdorf AG	85,141	8,927,040
Brenntag AG	129,636	6,836,548
Carl Zeiss Meditec AG, Bearer(a)	33,871	3,469,996
Commerzbank AG(a)	849,706	3,309,040
Continental AG	92,915	9,140,624
Covestro AG(b)	148,113	5,484,642
Daimler AG, Registered(c)	722,917	26,842,072
Delivery Hero SE(a)(b)	108,122	10,364,822
Deutsche Bank AG, Registered(a)	1,655,372	13,867,224
Deutsche Boerse AG	160,485	26,402,430
Deutsche Lufthansa AG, Registered(a)(c)	204,001	2,074,506
Deutsche Post AG, Registered	835,540	26,004,962
Deutsche Telekom AG, Registered(a)	2,815,261	44,389,781
Deutsche Wohnen SE	288,645	12,913,601
E.ON SE	1,896,358	20,052,079
Evonik Industries AG	178,649	4,401,651
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	35,443	1,759,144
Fresenius Medical Care AG & Co. KGaA	180,001	15,136,936
Fresenius SE & Co. KGaA	353,097	16,967,547
GEA Group AG	129,868	3,870,046
Hannover Rueck SE	50,932	8,192,195
HeidelbergCement AG	124,713	6,191,272
Henkel AG & Co. KGaA	87,775	7,034,708
HOCHTIEF AG	20,270	1,783,493
Infineon Technologies AG	1,056,600	22,161,617
KION Group AG	53,825	3,005,585
Knorr-Bremse AG	40,867	4,326,729
LANXESS AG	69,215	3,578,554
LEG Immobilien AG	52,573	6,554,388
Merck KGaA	109,165	12,525,467
METRO AG	154,109	1,439,268
MTU Aero Engines AG	44,523	7,176,193
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	121,899	27,742,593
Nemetschek SE	43,956	3,466,616
Puma SE(a)	70,306	5,019,187
QIAGEN NV(a)	194,164	8,490,104
RWE AG	493,287	16,345,998
SAP SE	870,880	109,950,056
Scout24 AG(b)	90,885	6,950,342
Siemens AG, Registered	646,163	70,819,335
Siemens Healthineers AG(b)	127,307	6,579,903
Symrise AG	108,393	11,864,177
TeamViewer AG(a)	109,805	5,588,586
Telefonica Deutschland Holding AG	879,499	2,706,006
thyssenkrupp AG(a)	342,898	2,311,420
Uniper SE	170,818	5,339,262
United Internet AG, Registered(d)	87,626	3,594,721
Volkswagen AG(c)	27,248	4,316,044
Vonovia SE	435,134	25,062,613
Wirecard AG(c)	99,926	10,510,594
Zalando SE(a)(b)	128,142	8,672,054

		907,502,862

Ireland — 2.0%
AIB Group PLC(a)	86,874	96,538

Security	Shares	Value

Ireland (continued)
Bank of Ireland Group PLC(a)	93,307	$167,828
CRH PLC	663,274	21,617,321
Flutter Entertainment PLC(a)	115,959	14,872,194
Kerry Group PLC, Class A	134,185	16,612,707
Kingspan Group PLC	130,791	8,081,709
Smurfit Kappa Group PLC	192,147	6,253,875

		67,702,172

Italy — 6.5%
Assicurazioni Generali SpA	928,144	12,889,771
Atlantia SpA(a)	415,998	6,753,620
CNH Industrial NV(a)	863,780	5,238,419
Davide Campari-Milano SpA	491,645	3,992,232
DiaSorin SpA	21,266	4,459,010
Enel SpA	6,869,889	52,735,494
Eni SpA	2,148,749	19,415,269
Ferrari NV	106,469	17,989,630
FinecoBank Banca Fineco SpA(a)	514,680	6,014,155
Infrastrutture Wireless Italiane SpA(b)	202,718	2,066,646
Intesa Sanpaolo SpA(a)	12,571,263	21,708,200
Leonardo SpA	341,838	2,129,363
Mediobanca Banca di Credito Finanziario SpA	531,923	3,453,070
Moncler SpA(a)	163,635	6,088,546
Nexi SpA(a)(b)	315,129	5,177,381
Pirelli & C SpA(b)	341,854	1,532,452
Poste Italiane SpA(b)	442,148	3,882,452
Prysmian SpA	201,280	4,286,445
Recordati SpA	87,324	3,974,756
Snam SpA	1,733,960	8,069,972
Telecom Italia SpA/Milano(a)	7,062,786	2,608,287
Tenaris SA	400,177	2,489,204
Terna Rete Elettrica Nazionale SpA	1,188,245	8,022,985
UniCredit SpA(a)	1,792,116	15,281,860

		220,259,219

Netherlands — 13.3%
ABN AMRO Bank NV, CVA(b)	361,551	2,899,654
Adyen NV(a)(b)	15,251	20,068,936
Aegon NV	1,515,972	4,055,529
AerCap Holdings NV(a)(c)	111,194	3,584,895
Akzo Nobel NV	168,594	13,802,610
Altice Europe NV(a)	526,078	2,106,657
ArcelorMittal SA	611,200	5,850,264
ASML Holding NV	359,536	117,159,406
EXOR NV	92,386	4,980,017
Heineken Holding NV	97,315	8,021,199
Heineken NV	218,936	20,086,631
ING Groep NV	3,291,452	21,257,189
Just Eat Takeaway.com NV(a)(b)	102,508	11,124,252
Koninklijke Ahold Delhaize NV	929,735	23,589,880
Koninklijke DSM NV	145,580	18,630,719
Koninklijke KPN NV	3,009,651	7,378,516
Koninklijke Philips NV(a)	757,433	34,366,808
Koninklijke Vopak NV	58,747	3,222,270
NN Group NV	246,659	7,619,283
Prosus NV(a)	411,682	34,161,897
Randstad NV	101,212	4,247,761
Unilever NV	1,233,804	63,803,866
Wolters Kluwer NV	230,605	18,386,878

		450,405,117

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal — 0.6%
EDP — Energias de Portugal SA	2,181,433	$10,247,177
Galp Energia SGPS SA	419,725	5,002,629
Jeronimo Martins SGPS SA	211,510	3,618,499

		18,868,305

Spain — 7.6%
ACS Actividades de Construccion y Servicios SA	217,663	5,556,593
Aena SME SA(a)(b)	57,012	8,130,094
Amadeus IT Group SA	364,274	19,020,089
Banco Bilbao Vizcaya Argentaria SA	5,632,080	17,497,702
Banco de Sabadell SA	647,442	194,881
Banco Santander SA	14,036,613	31,812,750
Bankia SA	146,571	129,420
Bankinter SA	577,340	2,447,439
CaixaBank SA	3,058,785	5,714,395
Cellnex Telecom SA(b)	211,216	11,963,451
Enagas SA	210,227	4,726,026
Endesa SA	266,855	6,337,449
Ferrovial SA	403,075	10,948,958
Grifols SA	251,657	7,871,647
Iberdrola SA	4,905,967	52,868,870
Industria de Diseno Textil SA	921,375	25,673,521
Mapfre SA	925,837	1,630,259
Naturgy Energy Group SA	246,112	4,570,466
Red Electrica Corp. SA	365,622	6,442,120
Repsol SA	1,190,493	11,083,925
Siemens Gamesa Renewable Energy SA	203,985	3,434,171
Telefonica SA	3,947,015	18,619,942

		256,674,168

United Kingdom — 0.4%
Coca-Cola European Partners PLC	173,369	6,536,012
Fiat Chrysler Automobiles NV(a)	924,057	8,163,378

		14,699,390

Total Common Stocks — 97.5% (Cost: $4,440,629,871)		3,295,699,021

Preferred Stocks

Germany — 1.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	47,828	2,201,476
Fuchs Petrolub SE, Preference Shares, NVS(c)	59,559	2,373,091
Henkel AG & Co. KGaA, Preference Shares, NVS	150,485	13,438,223
Porsche Automobil Holding SE, Preference Shares, NVS	129,887	7,066,504
Sartorius AG, Preference Shares, NVS	29,972	11,115,336
Volkswagen AG, Preference Shares, NVS	156,756	23,103,689

		59,298,319

Security	Shares	Value

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	5,072,166	$1,956,653

Total Preferred Stocks — 1.8% (Cost: $93,038,975)		61,254,972

Rights

Italy — 0.0%
Davide Campari-Milano SpA, (Expires 06/21/20)(a)	491,645	5

Spain — 0.0%
Ferrovial SA, (Expires 06/02/20)(a)(e)	444,768	164,847

Total Rights — 0.0% (Cost: $150,410)		164,852

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.69%(f)(g)(h)	60,215,136	60,305,458
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.16%(f)(g)	1,222,000	1,222,000

		61,527,458

Total Short-Term Investments — 1.8% (Cost: $61,446,100)		61,527,458

Total Investments in Securities — 101.1% (Cost: $4,595,265,356)		3,418,646,303

Other Assets, Less Liabilities — (1.1)%		(36,541,176)

Net Assets — 100.0%		$3,382,105,127

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Eurozone ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	40,300,373	19,914,763	60,215,136	$60,305,458	$725,951	(b)	$36,720		$70,321
BlackRock Cash Funds: Treasury, SL Agency Shares	2,795,000	(1,573,000)	1,222,000	1,222,000	22,084		—		—

				$61,527,458	$748,035		$36,720		$70,321

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	688	06/19/20	$23,311	$1,463,523

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,295,699,021	$—	$—	$3,295,699,021
Preferred Stocks	61,254,972	—	—	61,254,972
Rights	—	5	164,847	164,852
Money Market Funds	61,527,458	—	—	61,527,458

	$3,418,481,451	$5	$164,847	$3,418,646,303

Derivative financial instruments(a)
Assets
Futures Contracts	$1,463,523	$—	$—	$1,463,523

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4